Balance Sheets(USD ($))	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 6,336	$ 17,168
Accounts receivable	5,530	950
Tax receivable	35	995
Note receivable	140,571	147,330
Total current assets	152,472	166,443
Total assets	152,472	166,443
Current liabilities
Accounts payable and accrued liabilities	4,116	10,670
Loans payable - related party	148,689	91,768
Total current liabilities	152,805	102,438
Stockholders' equity
Common stock, unlimited number of shares authorized without par value, 11,541,666 issued and outstanding	414,049	414,049
Accumulated other comprehensive income	6,759
Accumulated deficit during the development period	(407,623)	(350,044)
Total stockholders' equity	13,185	64,005
Total liabilities and stockholders' equity	$ 165,990	$ 166,443